Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2050 uSDollarPerTonne	Dec. 31, 2030 uSDollarPerTonne	Dec. 31, 2022 USD ($) Cash_Generating_Units	Dec. 31, 2021 USD ($) Cash_Generating_Units
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units			22	22
Number of business segments considered for cash generating units analysis | Cash_Generating_Units			3
Terminal value assumption annuity period			20 years
Terminal value assumption annuity period for long-lived cement assets			30 years
Impairment charge | $			$ 0	$ 0
Number of cash generating units with significant goodwill | Cash_Generating_Units			3
Number of cash generating units assessed qualitatively and quantitively | Cash_Generating_Units			2
Average EBITDA margin for CGU over initial five-year period			17.40%
Forecast
Disclosure of detailed information about intangible assets [line items]
Carbon price | uSDollarPerTonne	250	140
Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)			6.00%	6.50%
Minimum | Americas Cement, AMAT South, and Building Products
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs			11.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)			9.50%	8.60%
Maximum | Americas Cement, AMAT South, and Building Products
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs			32.00%
Maximum | Each of remaining cash generating units
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs			10.00%
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units			22	22
Goodwill at date of testing | $			$ 665
Carrying amount | $			1,960
Value-in-use (being the present value of future net cash flows) | $			2,474
Excess of value-in-use over carrying amount | $			$ 514
Americas
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections			1.90%
Europe | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections			0.80%
Europe | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections			3.00%
Asia
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections			3.00%
UKRAINE
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)			16.90%